Offsets	Jul. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-280115
Initial Filing Date	Jun. 11, 2024
Fee Offset Claimed	$ 6,228.72
Explanation for Claimed Amount	The Company previously paid $6,228.72 a maximum aggregate offering price of $42,200,000 in connection with its filing of the Registration Statement on Form F-1 (File No. 333-280115) on June 11, 2024. In accordance with Rule 457(b) under the Securities Act, the Company is using $6,228.72 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-280115
Initial Filing Date	Jun. 11, 2024
Fee Offset Claimed	$ 4,494.28
Explanation for Claimed Amount	The Company previously paid an additional $ 5,067.61 a maximum aggregate offering price of $ 75,300,000 in connection with its filing of the Registration Statement on Form F-1 (File No. 333-280115) on October 30, 2024. In accordance with Rule 457(b) under the Securities Act, the Company is using $5,067.61 of the previously paid fees to offset the filing fee payable in connection with this amendment to this Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Carbon Zero Technologies International Inc.
Form or Filing Type	F-1
File Number	333-280115
Filing Date	Jun. 11, 2024
Fee Paid with Fee Offset Source	$ 6,228.72
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Carbon Zero Technologies International Inc.
Form or Filing Type	F-1
File Number	333-280115
Filing Date	Oct. 30, 2024
Fee Paid with Fee Offset Source	$ 5,067.61